Selling, general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Selling, general and administrative expenses
Increase in selling, general and administrative (SG&A) expense	€ 11,600
Selling, general and administrative (SG&A) expense	159,292	€ 147,691	€ 148,172
Share-based compensation expenses	18,500	30,000
Selling, general and administrative expenses
Selling, general and administrative expenses
Personnel-related expenses	(126,366)	(119,450)	(122,695)
Rental and other facility-related expenses	(4,902)	(2,668)	(2,252)
IT expenses	(8,409)	(8,911)	(7,647)
Insurances and fees	(1,901)	(3,082)	(4,145)
Travel costs	(3,501)	(2,896)	(1,390)
Other transaction-related, certain legal and other expenses	(2,366)	(5,446)	(2,493)
Consulting and other services	(4,247)	(920)	(4,342)
Other	(7,600)	(4,319)	(3,207)
Total Selling, general and administrative expenses	€ (159,292)	€ (147,692)	€ (148,171)